Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables
Schedule of receivables

	December 31, 2025	December 31, 2024
	$	$
Value added and other taxes receivable	55,510	144,656
Grants receivable	25,315	270,645
	80,825	415,301